Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
ATI, Inc.
(a)
.......................... 40,511 $ 4,649,042
BWX Technologies, Inc.
(b)
............... 27,428 4,740,656
Carpenter Technology Corp. ............. 14,443 4,547,234
Curtiss-Wright Corp. ................... 11,283 6,219,979
Hexcel Corp. ........................ 23,755 1,755,495
Huntington Ingalls Industries, Inc. .......... 11,709 3,981,880
Karman Holdings, Inc.
(a)(b)
............... 15,262 1,116,721
Leonardo DRS, Inc. ................... 22,699 773,809
Loar Holdings, Inc.
(a)(b)
.................. 12,805 870,740
Rocket Lab Corp.
(a)
................... 124,345 8,674,307
StandardAero, Inc.
(a)
................... 42,528 1,219,703
Textron, Inc. ........................ 52,730 4,596,474
Woodward, Inc. ...................... 17,976 5,434,504
48,580,544
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 35,311 5,676,596
GXO Logistics, Inc.
(a)(b)
................. 33,690 1,773,442
7,450,038
Automobile Components — 0.3%
BorgWarner, Inc. ..................... 63,705 2,870,547
Gentex Corp. ....................... 65,876 1,532,935
Lear Corp. ......................... 15,515 1,778,019
QuantumScape Corp. , Class A
(a)
........... 135,760 1,414,619
7,596,120
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 32,876 673,629
Lucid Group, Inc.
(a)(b)
................... 47,149 498,365
Rivian Automotive, Inc. , Class A
(a)
.......... 236,072 4,652,979
Thor Industries, Inc. ................... 15,121 1,552,473
7,377,446
Banks — 2.1%
Bank OZK ......................... 32,347 1,488,609
BOK Financial Corp. ................... 6,760 800,790
Columbia Banking System, Inc. ........... 89,345 2,497,193
Comerica, Inc. ....................... 38,570 3,352,890
Commerce Bancshares, Inc. ............. 42,456 2,222,147
Cullen/Frost Bankers, Inc. ............... 18,698 2,367,728
East West Bancorp, Inc. ................ 41,968 4,716,783
First Hawaiian, Inc. ................... 37,561 950,293
First Horizon Corp. .................... 151,546 3,621,949
FNB Corp. ......................... 114,505 1,958,035
Pinnacle Financial Partners, Inc. ........... 24,394 2,327,432
Popular, Inc. ........................ 20,593 2,564,240
Prosperity Bancshares, Inc. .............. 29,908 2,066,942
Southstate Bank Corp. ................. 30,256 2,847,392
Synovus Financial Corp. ................ 44,075 2,205,954
TFS Financial Corp. ................... 16,611 222,255
Webster Financial Corp. ................ 49,421 3,110,558
Western Alliance Bancorp ............... 32,556 2,736,983
Wintrust Financial Corp. ................ 19,919 2,785,075
Zions Bancorp NA .................... 43,784 2,563,115
47,406,363
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 2,320 452,702
Celsius Holdings, Inc.
(a)
................. 49,357 2,257,589
Coca-Cola Consolidated, Inc. ............. 17,010 2,607,633
Primo Brands Corp. , Class A ............. 77,080 1,260,258
6,578,182
Security
Shares
Shares Value
Biotechnology — 2.1%
(a)
Apellis Pharmaceuticals, Inc. ............. 32,366 $ 813,034
Caris Life Sciences, Inc. ................ 7,176 193,609
Exact Sciences Corp. .................. 56,067 5,694,165
Exelixis, Inc. ........................ 79,109 3,467,347
Halozyme Therapeutics, Inc. ............. 34,831 2,344,126
Insmed, Inc.
(b)
....................... 62,868 10,941,547
Ionis Pharmaceuticals, Inc. .............. 47,472 3,755,510
Neurocrine Biosciences, Inc. ............. 29,071 4,123,140
Revolution Medicines, Inc. ............... 52,029 4,144,110
Roivant Sciences Ltd. .................. 117,039 2,539,746
Sarepta Therapeutics, Inc.
(b)
............. 27,839 599,095
Summit Therapeutics, Inc.
(b)
.............. 35,064 613,269
Ultragenyx Pharmaceutical, Inc. ........... 27,676 636,548
United Therapeutics Corp. ............... 12,762 6,218,285
Viking Therapeutics, Inc.
(b)
............... 32,707 1,150,632
47,234,163
Broadline Retail — 0.3%
Dillard's, Inc. , Class A .................. 1,056 640,295
Etsy, Inc.
(a)
......................... 29,451 1,632,764
Macy's, Inc. ........................ 80,177 1,767,903
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
...... 18,376 2,014,193
6,055,155
Building Products — 1.0%
A O Smith Corp. ..................... 34,112 2,281,411
AAON, Inc.
(b)
........................ 20,171 1,538,039
Advanced Drainage Systems, Inc.
(b)
........ 21,210 3,071,844
Allegion plc ......................... 25,835 4,113,449
Armstrong World Industries, Inc. ........... 12,908 2,466,719
Fortune Brands Innovations, Inc. .......... 36,316 1,816,526
Hayward Holdings, Inc.
(a)
................ 59,574 920,418
Owens Corning ...................... 24,911 2,787,790
Simpson Manufacturing Co., Inc. .......... 12,573 2,030,162
Trex Co., Inc.
(a)
...................... 32,031 1,123,648
22,150,006
Capital Markets — 2.1%
Affiliated Managers Group, Inc. ........... 8,688 2,504,577
Bullish
(a)(b)
.......................... 12,528 474,435
Carlyle Group, Inc. (The) ................ 80,364 4,750,316
Evercore, Inc. , Class A ................. 11,112 3,780,858
FactSet Research Systems, Inc. ........... 11,266 3,269,280
Franklin Resources, Inc. ................ 95,783 2,288,256
Freedom Holding Corp.
(a)(b)
.............. 5,407 657,924
Hamilton Lane, Inc. , Class A ............. 12,258 1,646,372
Houlihan Lokey, Inc. , Class A ............. 16,282 2,836,162
Invesco Ltd. ........................ 109,810 2,884,709
Janus Henderson Group plc ............. 37,627 1,789,916
Jefferies Financial Group, Inc. ............ 46,204 2,863,262
Lazard, Inc. ........................ 27,906 1,355,115
MarketAxess Holdings, Inc. .............. 9,424 1,708,100
Morningstar, Inc. ..................... 6,858 1,490,312
SEI Investments Co. ................... 30,886 2,533,270
Stifel Financial Corp. .................. 29,790 3,730,304
TPG, Inc. , Class A .................... 39,932 2,549,259
Virtu Financial, Inc. , Class A .............. 24,278 808,943
XP, Inc. , Class A ..................... 125,674 2,057,283
45,978,653
Chemicals — 1.1%
Albemarle Corp. ..................... 35,386 5,004,996
Ashland, Inc. ........................ 13,604 798,147
Axalta Coating Systems Ltd.
(a)
............ 63,939 2,065,869
Celanese Corp. ...................... 32,825 1,387,841
Eastman Chemical Co. ................. 34,451 2,199,007

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Element Solutions, Inc. ................. 67,603 $ 1,689,399
FMC Corp. ......................... 45,202 626,952
Huntsman Corp. ..................... 60,206 602,060
Mosaic Co. (The) ..................... 94,728 2,281,997
NewMarket Corp. ..................... 1,687 1,159,408
Olin Corp. .......................... 34,466 717,927
RPM International, Inc. ................. 38,164 3,969,056
Scotts Miracle-Gro Co. (The) ............. 13,104 764,618
23,267,277
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.
(a)
.................. 15,209 3,566,206
MSA Safety, Inc. ..................... 11,103 1,778,035
Tetra Tech, Inc. ...................... 78,820 2,643,623
7,987,864
Communications Equipment — 1.0%
(a)
Ciena Corp. ........................ 42,349 9,904,160
F5, Inc.
(b)
.......................... 17,342 4,426,719
Lumentum Holdings, Inc. ................ 21,142 7,792,730
22,123,609
Construction & Engineering — 1.6%
AECOM ........................... 39,723 3,786,794
API Group Corp.
(a)
.................... 110,801 4,239,246
Comfort Systems USA, Inc. .............. 10,446 9,749,147
EMCOR Group, Inc. ................... 13,282 8,125,795
Everus Construction Group, Inc.
(a)
.......... 15,270 1,306,501
MasTec, Inc.
(a)
....................... 18,674 4,059,167
Valmont Industries, Inc. ................. 5,846 2,351,963
WillScot Holdings Corp. ................ 53,414 1,005,786
34,624,399
Construction Materials — 0.1%
Eagle Materials, Inc.
(b)
.................. 9,532 1,970,074
James Hardie Industries plc , ADR
(a)
........ 44,822 930,056
2,900,130
Consumer Finance — 0.8%
Ally Financial, Inc. .................... 83,171 3,766,815
Credit Acceptance Corp.
(a)(b)
.............. 1,346 596,897
Figure Technology Solutions, Inc. , Class A
(a)(b)
.. 10,816 441,725
OneMain Holdings, Inc. ................. 37,352 2,523,128
SLM Corp. ......................... 61,306 1,658,940
SoFi Technologies, Inc.
(a)(b)
.............. 368,401 9,644,738
18,632,243
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc. , Class A ............ 118,622 2,036,740
BJ's Wholesale Club Holdings, Inc.
(a)(b)
....... 39,241 3,532,867
Casey's General Stores, Inc. ............. 11,135 6,154,426
Maplebear, Inc.
(a)(b)
.................... 51,731 2,326,860
Performance Food Group Co.
(a)
........... 45,968 4,133,443
Sprouts Farmers Market, Inc.
(a)
............ 29,388 2,341,342
US Foods Holding Corp.
(a)
............... 67,525 5,085,983
25,611,661
Containers & Packaging — 1.0%
AptarGroup, Inc. ..................... 19,635 2,394,685
Avery Dennison Corp. .................. 23,129 4,206,702
Crown Holdings, Inc. .................. 34,745 3,577,693
Graphic Packaging Holding Co. ........... 87,771 1,321,831
Packaging Corp. of America ............. 26,586 5,482,831
Sealed Air Corp. ..................... 43,258 1,792,179
Silgan Holdings, Inc. ................... 26,524 1,070,774
Sonoco Products Co. .................. 29,557 1,289,867
21,136,562
Security
Shares
Shares Value
Distributors — 0.2%
LKQ Corp. ......................... 77,105 $ 2,328,571
Pool Corp. ......................... 9,905 2,265,769
4,594,340
Diversified Consumer Services — 0.6%
ADT, Inc. .......................... 153,249 1,236,719
Bright Horizons Family Solutions, Inc.
(a)
...... 17,065 1,730,391
Duolingo, Inc. , Class A
(a)
................ 11,411 2,002,631
Grand Canyon Education, Inc.
(a)
........... 8,254 1,372,723
H&R Block, Inc. ...................... 38,026 1,657,173
Liberty Live Holdings, Inc. , Class A
(a)
........ 7,248 590,712
Liberty Live Holdings, Inc. , Class C
(a)(b)
....... 13,733 1,142,036
Service Corp. International .............. 40,935 3,191,702
12,924,087
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc. , Class A
(a)(b)
......... 66,073 4,798,882
Frontier Communications Parent, Inc.
(a)
...... 73,243 2,788,361
GCI Liberty, Inc. , Class A
(a)
.............. 4,133 152,384
GCI Liberty, Inc. , Class C, NVS
(a)(b)
......... 10,320 384,007
Iridium Communications, Inc. ............. 34,190 594,222
Liberty Global Ltd. , Class A
(a)
............. 50,232 559,585
Liberty Global Ltd. , Class C, NVS
(a)
......... 50,231 554,550
9,831,991
Electric Utilities — 0.4%
IDACORP, Inc. ...................... 16,182 2,047,994
OGE Energy Corp. .................... 60,304 2,574,981
Pinnacle West Capital Corp. ............. 35,767 3,172,533
7,795,508
Electrical Equipment — 0.7%
Acuity, Inc. ......................... 9,269 3,337,211
Generac Holdings, Inc.
(a)(b)
............... 17,345 2,365,338
nVent Electric plc ..................... 47,804 4,874,574
Regal Rexnord Corp. .................. 19,828 2,782,265
Sensata Technologies Holding plc .......... 43,546 1,449,646
14,809,034
Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics, Inc.
(a)
................ 15,495 1,707,239
Avnet, Inc. ......................... 24,249 1,165,892
Cognex Corp. ....................... 50,368 1,812,241
Coherent Corp.
(a)
..................... 46,639 8,608,160
Crane NXT Co. ...................... 14,700 691,929
Flex Ltd.
(a)
.......................... 110,456 6,673,752
Ingram Micro Holding Corp.
(b)
............. 6,639 141,676
IPG Photonics Corp.
(a)
................. 7,416 530,986
Jabil, Inc. .......................... 31,671 7,221,621
Littelfuse, Inc. ....................... 7,369 1,863,767
TD SYNNEX Corp. .................... 22,922 3,443,572
Vontier Corp. ........................ 43,427 1,614,616
35,475,451
Energy Equipment & Services — 0.4%
NOV, Inc. .......................... 108,887 1,701,904
TechnipFMC plc ...................... 121,151 5,398,489
Weatherford International plc ............. 21,125 1,653,242
8,753,635
Entertainment — 0.2%
(a)
Madison Square Garden Sports Corp.
(b)
...... 4,833 1,250,055
Roku, Inc. , Class A .................... 38,695 4,198,021
5,448,076
Financial Services — 1.0%
Affirm Holdings, Inc. , Class A
(a)
............ 83,993 6,251,599
Equitable Holdings, Inc. ................ 48,509 2,311,454

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Euronet Worldwide, Inc.
(a)
............... 11,901 $ 905,785
Jack Henry & Associates, Inc. ............ 21,874 3,991,568
MGIC Investment Corp. ................ 69,704 2,036,751
Shift4 Payments, Inc. , Class A
(a)(b)
.......... 20,100 1,265,697
UWM Holdings Corp. , Class A ............ 58,741 257,286
Voya Financial, Inc. ................... 30,311 2,257,866
Western Union Co. (The) ............... 67,153 625,194
WEX, Inc.
(a)(b)
........................ 10,283 1,531,961
21,435,161
Food Products — 0.4%
Darling Ingredients, Inc.
(a)
............... 46,952 1,690,272
Flowers Foods, Inc. ................... 56,047 609,791
Freshpet, Inc.
(a)(b)
..................... 14,285 870,385
Ingredion, Inc. ....................... 19,168 2,113,464
Lamb Weston Holdings, Inc. ............. 40,371 1,691,141
Pilgrim's Pride Corp. ................... 15,186 592,102
Post Holdings, Inc.
(a)
................... 14,563 1,442,465
Seaboard Corp. ...................... 78 346,696
Smithfield Foods, Inc. .................. 18,380 410,426
9,766,742
Gas Utilities — 0.3%
MDU Resources Group, Inc. ............. 60,873 1,188,241
National Fuel Gas Co. ................. 26,926 2,155,696
UGI Corp. .......................... 64,550 2,416,106
5,760,043
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(a)(b)
.............. 5,072 650,839
Knight-Swift Transportation Holdings, Inc. .... 47,259 2,470,701
Landstar System, Inc. .................. 10,225 1,469,332
Lyft, Inc. , Class A
(a)
.................... 115,372 2,234,756
Ryder System, Inc. .................... 11,793 2,257,062
Saia, Inc.
(a)
......................... 8,002 2,612,813
Schneider National, Inc. , Class B .......... 13,800 366,114
U-Haul Holding Co. , NVS ............... 30,359 1,418,979
U-Haul Holding Co.
(a)(b)
................. 2,475 124,765
XPO, Inc.
(a)
......................... 34,412 4,676,935
18,282,296
Health Care Equipment & Supplies — 0.6%
DENTSPLY SIRONA, Inc. ............... 59,776 683,240
Envista Holdings Corp.
(a)
................ 48,905 1,061,728
Globus Medical, Inc. , Class A
(a)
........... 33,663 2,939,116
Inspire Medical Systems, Inc.
(a)
........... 8,126 749,461
Masimo Corp.
(a)(b)
..................... 13,531 1,759,842
Penumbra, Inc.
(a)
..................... 11,228 3,490,897
Teleflex, Inc. ........................ 13,255 1,617,640
12,301,924
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
(a)(b)
............ 34,865 494,734
Chemed Corp. ....................... 4,173 1,785,460
DaVita, Inc.
(a)
........................ 10,546 1,198,131
Encompass Health Corp. ............... 29,906 3,174,223
Henry Schein, Inc.
(a)
................... 31,420 2,374,723
Tenet Healthcare Corp.
(a)
................ 26,222 5,210,836
Universal Health Services, Inc. , Class B ..... 16,082 3,506,198
17,744,305
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A ....... 98,510 1,669,744
Medical Properties Trust, Inc. ............. 149,763 748,815
Omega Healthcare Investors, Inc. .......... 88,567 3,927,061
6,345,620
Security
Shares
Shares Value
Health Care Technology — 0.1%
(a)
Certara, Inc. ........................ 48,787 $ 429,814
Doximity, Inc. , Class A ................. 40,080 1,774,742
2,204,556
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 205,866 3,650,004
Park Hotels & Resorts, Inc. .............. 58,953 616,649
4,266,653
Hotels, Restaurants & Leisure — 1.6%
Aramark ........................... 78,328 2,887,170
Boyd Gaming Corp. ................... 16,512 1,407,483
Caesars Entertainment, Inc.
(a)
............ 60,809 1,422,323
Cava Group, Inc.
(a)(b)
................... 29,958 1,758,235
Choice Hotels International, Inc.
(b)
.......... 8,119 773,416
Churchill Downs, Inc. .................. 19,845 2,257,964
Dutch Bros, Inc. , Class A
(a)
.............. 35,208 2,155,434
Hyatt Hotels Corp. , Class A .............. 12,198 1,955,583
MGM Resorts International
(a)(b)
............ 61,505 2,244,317
Norwegian Cruise Line Holdings Ltd.
(a)(b)
..... 134,779 3,008,267
Penn Entertainment, Inc.
(a)
............... 43,337 639,221
Planet Fitness, Inc. , Class A
(a)
............ 25,193 2,732,685
Texas Roadhouse, Inc. ................. 19,874 3,299,084
Travel + Leisure Co. ................... 18,435 1,300,221
Vail Resorts, Inc. ..................... 10,349 1,374,347
Wendy's Co. (The) .................... 60,967 507,855
Wingstop, Inc.
(b)
...................... 8,337 1,988,291
Wyndham Hotels & Resorts, Inc. .......... 22,222 1,679,094
Wynn Resorts Ltd. .................... 22,902 2,755,798
36,146,788
Household Durables — 0.9%
Mohawk Industries, Inc.
(a)
............... 15,229 1,664,530
Newell Brands, Inc. ................... 153,684 571,704
SharkNinja, Inc.
(a)
..................... 24,998 2,797,276
Somnigroup International, Inc. ............ 61,021 5,447,955
Toll Brothers, Inc. ..................... 28,787 3,892,578
TopBuild Corp.
(a)
..................... 8,420 3,512,740
Whirlpool Corp. ...................... 16,102 1,161,598
19,048,381
Household Products — 0.0%
Reynolds Consumer Products, Inc. ......... 20,883 478,638
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ..................... 213,132 3,056,313
Brookfield Renewable Corp. ............. 40,546 1,554,534
Clearway Energy, Inc. , Class A ............ 13,987 439,472
Clearway Energy, Inc. , Class C ........... 24,417 812,109
Talen Energy Corp.
(a)
.................. 13,680 5,127,811
10,990,239
Industrial REITs — 0.5%
Americold Realty Trust, Inc. .............. 85,586 1,100,636
EastGroup Properties, Inc. .............. 15,894 2,831,357
First Industrial Realty Trust, Inc. ........... 38,420 2,200,313
Rexford Industrial Realty, Inc. ............ 69,985 2,709,819
STAG Industrial, Inc. .................. 56,039 2,059,994
10,902,119
Insurance — 2.2%
American Financial Group, Inc. ........... 19,958 2,727,859
Assurant, Inc. ....................... 15,277 3,679,466
Assured Guaranty Ltd. ................. 13,490 1,212,346
Axis Capital Holdings Ltd. ............... 19,672 2,106,675
Brighthouse Financial, Inc.
(a)
............. 17,379 1,125,985
Everest Group Ltd. .................... 12,518 4,247,983

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
First American Financial Corp. ............ 30,832 $ 1,894,318
Globe Life, Inc. ...................... 24,004 3,357,200
Hanover Insurance Group, Inc. (The) ....... 11,207 2,048,303
Kemper Corp. ....................... 19,057 772,571
Kinsale Capital Group, Inc. .............. 6,928 2,709,679
Lincoln National Corp. ................. 24,581 1,094,592
Old Republic International Corp. ........... 68,929 3,145,920
Primerica, Inc. ....................... 10,107 2,611,245
Reinsurance Group of America, Inc. ........ 19,875 4,043,768
RenaissanceRe Holdings Ltd. ............ 13,670 3,843,457
RLI Corp. .......................... 24,783 1,585,616
Ryan Specialty Holdings, Inc. , Class A ....... 32,200 1,662,486
Unum Group ........................ 50,936 3,947,540
White Mountains Insurance Group Ltd. ...... 747 1,552,288
49,369,297
Interactive Media & Services — 0.2%
IAC, Inc.
(a)
.......................... 20,164 788,412
Match Group, Inc. .................... 72,004 2,325,009
Trump Media & Technology Group Corp.
(a)(b)
... 58,613 776,036
ZoomInfo Technologies, Inc.
(a)
............ 79,632 809,858
4,699,315
IT Services — 0.4%
Amdocs Ltd. ........................ 32,500 2,616,575
DXC Technology Co.
(a)
................. 51,807 758,972
EPAM Systems, Inc.
(a)
.................. 16,167 3,312,295
Globant SA
(a)(b)
...................... 12,962 847,326
Kyndryl Holdings, Inc.
(a)
................. 69,439 1,844,300
9,379,468
Leisure Products — 0.3%
Brunswick Corp. ..................... 19,660 1,459,558
Hasbro, Inc. ........................ 39,680 3,253,760
Mattel, Inc.
(a)
........................ 92,783 1,840,815
YETI Holdings, Inc.
(a)(b)
................. 24,300 1,073,331
7,627,464
Life Sciences Tools & Services — 1.0%
Avantor, Inc.
(a)
....................... 198,330 2,272,862
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 5,555 1,683,109
Bio-Techne Corp. ..................... 46,370 2,727,020
Bruker Corp.
(b)
....................... 31,014 1,461,069
Charles River Laboratories International, Inc.
(a)
. 14,646 2,921,584
Medpace Holdings, Inc.
(a)
............... 6,699 3,762,493
QIAGEN NV
(b)
....................... 63,979 2,877,136
Repligen Corp.
(a)
..................... 15,816 2,591,610
Sotera Health Co.
(a)
................... 61,350 1,082,214
Tempus AI, Inc.
(a)
..................... 28,838 1,702,884
23,081,981
Machinery — 2.8%
AGCO Corp. ........................ 18,625 1,942,960
Allison Transmission Holdings, Inc. ......... 24,899 2,437,612
Crane Co. .......................... 14,769 2,723,847
Donaldson Co., Inc. ................... 34,856 3,090,333
Esab Corp. ......................... 17,088 1,909,071
Flowserve Corp. ..................... 38,026 2,638,244
Gates Industrial Corp. plc
(a)(b)
............. 76,121 1,634,318
Graco, Inc. ......................... 49,838 4,085,221
ITT, Inc. ........................... 25,444 4,414,788
Lincoln Electric Holdings, Inc. ............ 16,090 3,855,808
Middleby Corp. (The)
(a)
................. 14,297 2,125,535
Mueller Industries, Inc. ................. 32,552 3,736,970
Nordson Corp. ....................... 15,973 3,840,388
Oshkosh Corp. ...................... 18,864 2,369,884
Pentair plc ......................... 49,106 5,113,899
Security
Shares
Shares Value
Machinery (continued)
RBC Bearings, Inc.
(a)
.................. 9,306 $ 4,173,090
Snap-on, Inc. ....................... 15,385 5,301,671
Stanley Black & Decker, Inc. ............. 46,403 3,446,815
Timken Co. (The) ..................... 18,777 1,579,709
Toro Co. (The) ....................... 29,592 2,329,482
62,749,645
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 16,754 1,845,956
Media — 0.6%
DoubleVerify Holdings, Inc.
(a)
............. 44,825 512,798
Liberty Broadband Corp. , Class A
(a)
......... 7,234 349,258
Liberty Broadband Corp. , Class C, NVS
(a)
.... 34,108 1,657,649
New York Times Co. (The) , Class A ......... 48,179 3,344,586
News Corp. , Class A, NVS .............. 113,660 2,968,799
News Corp. , Class B
(b)
................. 37,827 1,120,814
Nexstar Media Group, Inc. ............... 8,460 1,717,803
NIQ Global Intelligence plc
(a)
............. 15,312 252,495
Sirius XM Holdings, Inc. ................ 56,986 1,139,435
13,063,637
Metals & Mining — 0.8%
Alcoa Corp. ......................... 77,569 4,122,017
Cleveland-Cliffs, Inc.
(a)(b)
................ 168,230 2,234,094
MP Materials Corp. , Class A
(a)(b)
........... 39,212 1,980,990
Reliance, Inc. ....................... 15,717 4,540,170
Royal Gold, Inc. ...................... 24,670 5,483,894
18,361,165
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. ................ 322,937 3,461,885
Annaly Capital Management, Inc. .......... 206,165 4,609,849
Rithm Capital Corp. ................... 173,241 1,888,327
Starwood Property Trust, Inc. ............. 112,937 2,033,995
11,994,056
Multi-Utilities — 0.3%
NiSource, Inc. ....................... 143,952 6,011,435
Office REITs — 0.4%
BXP, Inc. .......................... 47,552 3,208,809
Cousins Properties, Inc. ................ 50,094 1,291,423
Highwoods Properties, Inc. .............. 32,440 837,601
Kilroy Realty Corp. .................... 35,212 1,315,873
Vornado Realty Trust .................. 52,947 1,762,076
8,415,782
Oil, Gas & Consumable Fuels — 1.2%
Antero Midstream Corp. ................ 100,400 1,786,116
Antero Resources Corp.
(a)
............... 86,974 2,997,124
APA Corp. ......................... 105,326 2,576,274
Chord Energy Corp. ................... 17,214 1,595,738
Civitas Resources, Inc. ................. 27,700 750,393
DT Midstream, Inc. .................... 31,389 3,756,635
HF Sinclair Corp. ..................... 46,976 2,164,654
Matador Resources Co. ................ 35,056 1,487,777
Ovintiv, Inc. ......................... 76,953 3,015,788
Permian Resources Corp. , Class A ......... 213,500 2,995,405
Range Resources Corp.
(b)
............... 70,872 2,498,947
Viper Energy, Inc. .................... 50,661 1,957,034
27,581,885
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 18,913 1,527,414

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.2%
(a)
Alaska Air Group, Inc. .................. 34,479 $ 1,734,294
American Airlines Group, Inc. ............. 195,779 3,001,292
4,735,586
Personal Care Products — 0.1%
(a)
BellRing Brands, Inc. .................. 37,718 1,008,202
Coty, Inc. , Class A .................... 137,321 422,949
elf Beauty, Inc. ...................... 16,440 1,250,097
2,681,248
Pharmaceuticals — 0.6%
Corcept Therapeutics, Inc.
(a)(b)
............ 28,216 981,917
Elanco Animal Health, Inc.
(a)
.............. 147,736 3,343,266
Jazz Pharmaceuticals plc
(a)
.............. 17,487 2,972,790
Organon & Co. ...................... 77,960 558,973
Perrigo Co. plc ...................... 40,891 569,203
Viatris, Inc. ......................... 346,630 4,315,543
12,741,692
Professional Services — 1.0%
Amentum Holdings, Inc.
(a)(b)
.............. 47,796 1,386,084
CACI International, Inc. , Class A
(a)
......... 6,518 3,472,856
Clarivate plc
(a)
....................... 112,811 376,789
Concentrix Corp. ..................... 13,261 551,392
Dayforce, Inc.
(a)
...................... 46,291 3,201,486
ExlService Holdings, Inc.
(a)(b)
............. 46,341 1,966,712
FTI Consulting, Inc.
(a)(b)
................. 9,036 1,543,620
Genpact Ltd. ........................ 48,318 2,260,316
KBR, Inc. .......................... 37,750 1,517,550
ManpowerGroup, Inc. .................. 17,544 521,583
Parsons Corp.
(a)(b)
..................... 15,840 978,912
Paylocity Holding Corp.
(a)
............... 13,163 2,007,357
Robert Half, Inc. ..................... 29,683 806,190
Science Applications International Corp. ..... 13,764 1,385,484
21,976,331
Real Estate Management & Development — 0.5%
(a)
Howard Hughes Holdings, Inc. ............ 9,290 741,063
Jones Lang LaSalle, Inc. ................ 14,205 4,779,557
Zillow Group, Inc. , Class A
(b)
............. 14,789 1,009,053
Zillow Group, Inc. , Class C, NVS .......... 49,872 3,402,268
9,931,941
Residential REITs — 0.5%
American Homes 4 Rent , Class A .......... 102,570 3,292,497
Camden Property Trust ................. 31,690 3,488,435
Equity LifeStyle Properties, Inc. ........... 57,681 3,496,046
10,276,978
Retail REITs — 0.8%
Agree Realty Corp. ................... 33,953 2,445,634
Brixmor Property Group, Inc. ............. 91,396 2,396,403
Federal Realty Investment Trust ........... 25,535 2,573,928
Kimco Realty Corp. ................... 200,606 4,066,284
NNN REIT, Inc. ...................... 56,132 2,224,511
Regency Centers Corp. ................ 54,229 3,743,428
17,450,188
Semiconductors & Semiconductor Equipment — 1.4%
Allegro MicroSystems, Inc.
(a)(b)
............ 36,950 974,741
Amkor Technology, Inc. ................. 34,286 1,353,611
Astera Labs, Inc.
(a)
.................... 37,871 6,300,220
Cirrus Logic, Inc.
(a)(b)
................... 15,342 1,818,027
Enphase Energy, Inc.
(a)(b)
................ 38,212 1,224,695
Lattice Semiconductor Corp.
(a)
............ 40,816 3,003,241
MACOM Technology Solutions Holdings, Inc.
(a)(b)
18,993 3,253,121
MKS, Inc. .......................... 20,165 3,222,367
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Onto Innovation, Inc.
(a)
................. 14,602 $ 2,305,072
Qorvo, Inc.
(a)
........................ 25,196 2,129,314
Skyworks Solutions, Inc. ................ 44,468 2,819,716
Universal Display Corp. ................ 13,185 1,539,744
29,943,869
Software — 2.5%
Appfolio, Inc. , Class A
(a)(b)
............... 6,599 1,535,257
Aurora Innovation, Inc. , Class A
(a)(b)
......... 350,056 1,344,215
Bentley Systems, Inc. , Class B ............ 47,255 1,803,487
BILL Holdings, Inc.
(a)(b)
.................. 24,163 1,317,850
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.... 171,475 1,363,226
Confluent, Inc. , Class A
(a)
............... 86,706 2,621,990
Dolby Laboratories, Inc. , Class A .......... 18,152 1,165,721
Dropbox, Inc. , Class A
(a)
................ 54,892 1,525,998
Dynatrace, Inc.
(a)
..................... 88,148 3,820,334
Elastic NV
(a)
........................ 27,703 2,089,914
Gen Digital, Inc. ...................... 165,197 4,491,706
Gitlab, Inc. , Class A
(a)
.................. 41,921 1,573,295
Guidewire Software, Inc.
(a)
............... 25,552 5,136,208
Manhattan Associates, Inc.
(a)
............. 18,000 3,119,580
nCino, Inc.
(a)(b)
....................... 32,004 820,583
Nutanix, Inc. , Class A
(a)
................. 77,769 4,019,880
Pegasystems, Inc. .................... 26,099 1,558,632
Procore Technologies, Inc.
(a)(b)
............ 34,397 2,502,038
RingCentral, Inc. , Class A
(a)
.............. 24,037 694,189
Rubrik, Inc. , Class A
(a)
.................. 40,139 3,069,831
SailPoint, Inc.
(a)(b)
..................... 23,436 474,110
SentinelOne, Inc. , Class A
(a)
.............. 88,595 1,328,925
Teradata Corp.
(a)(b)
.................... 28,123 856,064
UiPath, Inc. , Class A
(a)
................. 120,765 1,979,338
Unity Software, Inc.
(a)(b)
................. 96,849 4,277,820
54,490,191
Specialized REITs — 0.6%
CubeSmart ......................... 67,953 2,449,706
EPR Properties ...................... 22,398 1,117,660
Fermi, Inc.
(a)
........................ 22,906 183,248
Gaming & Leisure Properties, Inc. ......... 81,509 3,642,637
Lamar Advertising Co. , Class A ........... 25,913 3,280,068
Millrose Properties, Inc. , Class A ........... 45,951 1,372,556
National Storage Affiliates Trust ........... 21,138 596,303
Rayonier, Inc. ....................... 47,802 1,034,913
13,677,091
Specialty Retail — 1.3%
AutoNation, Inc.
(a)
..................... 7,982 1,648,123
Bath & Body Works, Inc. ................ 61,869 1,242,329
CarMax, Inc.
(a)
....................... 44,020 1,700,933
Dick's Sporting Goods, Inc. .............. 18,997 3,760,836
Five Below, Inc.
(a)
..................... 16,160 3,043,898
Floor & Decor Holdings, Inc. , Class A
(a)
...... 31,951 1,945,496
GameStop Corp. , Class A
(a)(b)
............. 123,010 2,470,041
Gap, Inc. (The) ...................... 68,040 1,741,824
Lithia Motors, Inc. , Class A .............. 7,154 2,377,489
Murphy USA, Inc. .................... 5,112 2,062,794
Penske Automotive Group, Inc. ........... 5,490 869,012
RH
(a)
............................. 4,585 821,403
Valvoline, Inc.
(a)
...................... 38,150 1,108,639
Wayfair, Inc. , Class A
(a)(b)
................ 29,399 2,951,954
27,744,771
Technology Hardware, Storage & Peripherals — 0.7%
(a)
Pure Storage, Inc. , Class A
(b)
............. 93,348 6,255,250
Sandisk Corp. ....................... 40,490 9,611,516
15,866,766

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.9%
Amer Sports, Inc.
(a)
.................... 44,786 $ 1,672,757
Birkenstock Holding plc
(a)
............... 15,984 653,746
Columbia Sportswear Co. ............... 9,747 536,962
Crocs, Inc.
(a)
........................ 15,115 1,292,635
PVH Corp. ......................... 14,317 959,525
Ralph Lauren Corp. , Class A ............. 11,392 4,028,325
Tapestry, Inc. ........................ 62,084 7,932,473
Under Armour, Inc. , Class A
(a)(b)
........... 81,840 406,745
Under Armour, Inc. , Class C, NVS
(a)(b)
....... 59,776 286,925
VF Corp. .......................... 105,417 1,905,939
19,676,032
Trading Companies & Distributors — 1.2%
Air Lease Corp. , Class A ................ 31,267 2,008,279
Applied Industrial Technologies, Inc. ........ 11,241 2,886,352
Core & Main, Inc. , Class A
(a)
.............. 56,990 2,961,770
FTAI Aviation Ltd. ..................... 30,626 6,028,728
MSC Industrial Direct Co., Inc. , Class A ...... 13,192 1,109,447
QXO, Inc.
(a)(b)
........................ 183,398 3,537,747
SiteOne Landscape Supply, Inc.
(a)
.......... 13,263 1,652,039
Watsco, Inc. ........................ 10,450 3,521,128
WESCO International, Inc. ............... 14,382 3,518,413
27,223,903
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 84,194 3,229,682
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA .......... 29,944 1,660,095
Total Common Stocks — 54.1%
(Cost: $1,087,036,312) ............................ 1,197,010,866
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(b)(c)
............. 4,102,726 $ 1,009,927,032
Total Investment Companies — 45.7%
(Cost: $906,792,082) .............................. 1,009,927,032
Total Long-Term Investments — 99.8%
(Cost: $1,993,828,394) ............................ 2,206,937,898
Short-Term Securities
Money Market Funds — 32.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(e)
................... 713,591,871 713,948,667
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72% .................... 1,917,494 1,917,494
Total Short-Term Securities — 32.4%
(Cost: $ 715,849,112) .............................. 715,866,161
Total Investments — 132.2%
(Cost: $2,709,677,506 ) ............................ 2,922,804,059
Liabilities in Excess of Other Assets — (32.2)% ............ (712,297,166)
Net Assets — 100.0% ...............................
$ 2,210,506,893
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 235,549,315 $ 478,444,672
(a)
$ — $ (49,026) $ 3,706 $ 713,948,667 713,591,871 $ 1,553,789
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,196,476 721,018
(a)
— — — 1,917,494 1,917,494 77,232 —
iShares Russell 2000 ETF ... 527,563,075 452,915,863 (102,988,480) 5,974,810 126,461,764 1,009,927,032 4,102,726 6,667,848 —
$ 5,925,784 $ 126,465,470 $ 1,725,793,193 $ 8,298,869 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 15 03/20/26 $ 1,874 $ (46,247)
S&P Midcap 400 E-Mini Index ................................................. 4 03/20/26 1,330 (23,669)
$ (69,916)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,197,010,866 $ — $ — $ 1,197,010,866
Investment Companies ..................................... 1,009,927,032 — — 1,009,927,032
Short-Term Securities
Money Market Funds ...................................... 715,866,161 — — 715,866,161
$ 2,922,804,059 $ — $ — $ 2,922,804,059
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (69,916) $ — $ — $ (69,916)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NVS Non-Voting Shares
REIT Real Estate Investment Trust